GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Compensation Received on Termination of Charters) (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012 vessel	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Disposition of Assets [Abstract]
Gain/(loss)		$ 18,025,000	$ 25,681,000	$ 8,468,000
Number of container vessels with charter agreement terminated	5
Compensation payable (receivable) for early contract termination of charter	40,000,000
Percent of common stock to be received upon exercise of warrants	10.00%
Total compensation received on termination of charters	$ 21,705,000	$ 0	$ 21,705,000	$ 0